Business developments - Subsequent events (Details 4) - CHF (SFr) SFr in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Subsequent Event, Description		In March 2019, the Group reached a tentative settlement related to an existing dispute. As a result, the Group increased its 2018 litigation provision by CHF 33 million in the Corporate & Institutional Banking business within the Swiss Universal Bank division and decreased its estimate of the aggregate range of reasonable possible losses not covered by existing provisions from zero to CHF 1.5 billion to zero to CHF 1.4 billion.
Pending Litigation
Subsequent Event [Line Items]
Increases in litigation accruals		SFr 503
Subsequent Event
Subsequent Event [Line Items]
Increases in litigation accruals	SFr 33